UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21395
                       ----------------------------------
                       Investment Company Act file number

            Excelsior Absolute Return Fund of Funds Master Fund, LLC
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2006
                        ----------
Date of reporting period: 9/30/2005
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC
Financial Statements
(Unaudited)
Period from April 1, 2005 to September 30, 2005

            Excelsior Absolute Return Fund of Funds Master Fund, LLC
                              Financial Statements
                                   (Unaudited)





                 Period from April 1, 2005 to September 30, 2005






                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets.... 1

Schedule of Investments.............................................. 2

Statement of Operations.............................................. 3

Statement of Changes in Members' Equity - Net Assets................. 4

Statement of Cash Flows.............................................. 5

Notes to Financial Statements........................................ 6



           The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

           A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

           Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $260,471,520) $286,997,720
Cash and cash equivalents                                             1,183,784
Advance investment in Investment Fund                                10,500,000
Due from investment fund                                                124,771
Other assets                                                                179
--------------------------------------------------------------------------------

Total Assets                                                        298,806,454
--------------------------------------------------------------------------------

LIABILITIES

  Due to Adviser                                                      1,003,977
  Professional fees payable                                              54,417
  Administration fees payable                                             6,000
  Members' Interests received in advance                             11,950,000
--------------------------------------------------------------------------------

Total Liabilities                                                    13,014,394
--------------------------------------------------------------------------------

Net Assets                                                         $285,792,060
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                      $259,265,860
  Net unrealized appreciation on investments                         26,526,200
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                       $285,792,060
--------------------------------------------------------------------------------




The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

                                                                                          % of    % Ownership    First
                                               First                                    Members'       of      Available
                                            Acquisition                     Fair        Equity -   Investment Redemption
Investment Funds                               Date           Cost*         Value*      Net Assets    Funds      Date** Liquidity***
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income
------------
Citadel Wellington, LLC                      12/01/2003    $23,750,000    $25,524,381     8.93%       0.81%        N/A     Quarterly
Highbridge Capital Corporation- Class A      12/01/2003     11,250,000     12,363,545     4.33%       0.21%        N/A     Quarterly
MKP Opportunity Partners, L.P.               12/01/2003      5,000,000      5,293,669     1.85%       3.52%        N/A     Monthly
MKP Partners, L.P.                           12/01/2003      5,600,000      5,807,393     2.03%       3.09%        N/A     Quarterly
Polygon Global Opportunities Fund, L.P.       8/01/2004     10,200,000     11,593,261     4.06%       3.08%        N/A     Quarterly
Silverback Partners, L.P.                     1/01/2004      6,500,000      5,549,383     1.94%       3.90%        N/A     Quarterly
Suttonbrook Capital Partners, L.P.           10/01/2004      9,500,000     10,142,752     3.55%       5.02%        N/A     Quarterly
                                                            -----------------------------------
Strategy Total                                              71,800,000     76,274,384    26.69%
                                                            -----------------------------------

Equity
------
Galleon Diversified Fund, Ltd.- Class E      12/01/2003     12,600,000     13,176,053     4.61%       2.31%        N/A     Quarterly
Copper Beech Partners II, L.P.               12/01/2003     11,850,000     13,111,781     4.59%       4.70%        N/A     Quarterly
Heirloom Qualified Partners, L.P.            12/01/2003     11,350,000     12,180,171     4.26%       8.01%        N/A     Quarterly
Glenview Capital Partners, L.P.              12/01/2003     11,300,000     16,039,493     5.61%       4.63%        N/A     Quarterly
The Mako Europe Fund, L.P.                   12/01/2003      9,500,000      9,458,396     3.31%      18.53%        N/A     Monthly
Cantillon World, L.P.                        12/01/2003      3,050,000      4,140,041     1.45%       0.90%        N/A     Quarterly
Shoshone Partners, L.P.                      12/01/2003     10,500,000     14,264,400     4.99%       4.02%        N/A     Annually
Maverick Levered Partners, L.P.               5/01/2004      6,000,000      6,655,967     2.33%       0.83%        5/1/07  Quarterly
North River Partners, L.P.                    7/01/2005      4,000,000      4,165,701     1.46%       0.97%        N/A     Quarterly
                                                           ------------------------------------
Strategy Total                                              80,150,000     93,192,003    32.61%
                                                           ------------------------------------

Macro/CTA/Short-Term Trading
----------------------------
Sunrise Commodities Select Portfolio-
    Davco Fund, L.P.                         12/01/2003      7,450,000      7,057,959     2.47%       2.58%        N/A     Monthly
The Capital Fund(Domestic), LLC              12/01/2003      6,750,000      6,806,259     2.38%      12.17%        N/A     Monthly
Bridgewater Pure Alpha Trading Co. Ltd.-      2/01/2004      6,400,000      7,180,926     2.51%       0.14%        N/A     Monthly
    Class B
OLEA Global Partners, L.P.                   10/01/2004      5,000,000      4,686,104     1.64%       5.84%        N/A     Quarterly
Caxton Global Investments (USA) LLC           1/01/2005      9,000,000      9,490,855     3.32%       2.02%        1/1/06  Quarterly
                                                           ------------------------------------
                                                            34,600,000     35,222,103    12.32%
                                                           ------------------------------------

Event Driven
------------
Castlerigg Partners, L.P.                    12/01/2003     16,000,000     18,241,139     6.38%       3.34%        N/A     Quarterly
Canyon Value Realization Fund, L.P.          12/01/2003     12,500,000     15,298,190     5.35%       0.89%        N/A     Annually
K Capital  II, L.P.                          12/01/2003     14,000,000     13,921,506     4.87%       3.48%        N/A     Quarterly
Brencourt Multi-Strategy,  L.P.               9/01/2005      5,421,520      5,464,044     1.91%       4.12%        N/A     Quarterly
York Capital Management, L.P.                 7/01/2004     14,500,000     17,129,850     6.00%       3.01%        N/A     Annually
Empyrean Capital Fund, L.P.                   7/01/2004     11,500,000     12,254,501     4.29%       2.30%        N/A     Quarterly
                                                           ------------------------------------
Strategy Total                                              73,921,520     82,309,230    28.80%
                                                           ------------------------------------

Total Investments in Investment Funds                     $260,471,520    286,997,720   100.42%
                                                          ============
Other Assets, Less Liabilities                                             (1,205,660)   -0.42%
                                                                          ---------------------
Members' Equity - Net Assets                                             $285,792,060   100.00%
                                                                         ======================

*   See definition in Note 2a.            N/A Initial lock-up period has either
**  From original investment date.            expired prior to September 30,
*** Available frequency of redemptions        2005 or the Investment Fund did
    after initial lock-up period.             not have an intial lock-up period.
                                              However specific redemption
                                              restrictions may apply.

The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
                                 Period from April 1, 2005 to September 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                 $6,664
--------------------------------------------------------------------------------

Total Investment Income                                                   6,664
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                          1,383,021
Professional fees                                                        80,983
Administration fees                                                      12,000
Bank note facility and interest expenses                                 42,547
Other                                                                    37,619
--------------------------------------------------------------------------------

Total Operating Expenses                                              1,556,170
--------------------------------------------------------------------------------

Net Investment Loss                                                  (1,549,506)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments in Investment Funds                  421,520
Net unrealized appreciation on investments in Investment Funds        8,749,189
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                       9,170,709
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
      DERIVED FROM OPERATIONS                                        $7,621,203
--------------------------------------------------------------------------------




  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                Statement of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                                   For the
                                                 period from          For the
                                                April 1, 2005        year ended
                                                to September          March 31,
                                                  30, 2005              2005
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                             $(1,549,506)        $(2,154,033)
Net realized gain from investments                  421,520             362,933
Net unrealized appreciation on investments        8,749,189          13,832,449
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
      Derived from Operations                     7,621,203          12,041,349
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                           28,041,949         164,246,463
Members' Interests repurchased                   (1,600,921)         (7,587,506)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
      Derived From Capital Transactions          26,441,028         156,658,957
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets     34,062,231         168,700,306

MEMBERS' EQUITY - NET ASSETS
      AT BEGINNING OF PERIOD                    251,729,829          83,029,523
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
      AT END OF PERIOD                         $285,792,060        $251,729,829
--------------------------------------------------------------------------------




The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------
                                 Period from April 1, 2005 to September 30, 2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   Derived from operations                                           $7,621,203
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to
   net cash used in operating activities:
      Net unrealized appreciation on investments                     (8,749,189)
      Net realized gain from investments in Investment Funds           (421,520)
      Purchases of Investment Funds                                 (32,621,520)
      Proceeds from Investment Funds                                  5,421,520
      Decrease in advance investment in Investment Funds             10,700,000
      Decrease in due from Investment Funds                             315,973
      Decrease in other assets                                            2,426
      Increase in due to Adviser                                        228,192
      Decrease in professional fees payable                              (5,583)
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                               (17,508,498)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Member subscriptions                                   39,991,949
Payments for Member Interests repurchased                            (1,600,921)
Borrowings on bank note payable                                         500,000
Payments on bank note payable                                          (500,000)
Decrease in due to Custodian                                        (19,698,746)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                            18,692,282
--------------------------------------------------------------------------------

Net increase in cash and cash equivalents                             1,183,784
Cash and cash equivalents at beginning of period                              -
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                           $1,183,784
--------------------------------------------------------------------------------




The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-ended management investment company. The Company's investment objective is to provide attractive long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Company pursues its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, the "Investment Funds") that are managed by a select group of alternative investment managers ("Investment Managers") that utilize a broad range of alternative investment strategies.

U.S. Trust Hedge Fund Management, Inc. serves as the investment Adviser of the Company (the "Adviser"). The Adviser is a wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Adviser has retained AIG Global Investment Corp. ("AIG Global"), an indirect wholly-owned subsidiary of American International Group, Inc., to serve as the investment manager of the Company. AIG Global is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Adviser.

The Company's Board of Managers (the "Board") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business.

The Company was established to hold substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC (the "Feeder Fund") and Excelsior Absolute Return Fund of Funds, Ltd. (the "Offshore Fund") as members of the Company ("Members"). As of September 30, 2005, the Feeder Fund and Offshore Fund ownership of the Company's Members' Equity - Net Assets were 86.51% and 13.49%, respectively.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

1. Organization (continued)

Member subscriptions for interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase interests from Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase Interests from Members twice in each year, at June 30th and December 31st. Members can only transfer or assign Company Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the Investment Manager who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the Investment Manager of each Investment Fund and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Adviser could reasonably expect to receive from the Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and, if any, any excess as a realized gain from investments in Investment Funds.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of the fiscal period in accordance with each Member's respective investment percentages for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investment in Investment Funds for federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2004. Based on Investment Funds owned at December 31, 2004, the cost of investments for federal income tax purposes was $221,169,866. This consisted of aggregate gross unrealized appreciation of $6,972,038 and aggregate gross unrealized depreciation of $270,806.

3. Advisory Fee, Related Party Transactions and Other

The Company pays the Adviser a quarterly advisory fee at an annual rate of 1%, based on the Company's net assets on the first business day of each month, after adjustments for any subscriptions effective on that date. For the period from April 1, 2005 to September 30, 2005, the advisory fee was $1,383,021, of which $705,102 was included in Due to Adviser as of September 30, 2005.

As of September 30, 2005 the Company owes the Adviser $298,875 for certain reimbursable operating expenses and organizational costs paid by the Adviser on behalf of the Company, of which $150,114 was paid by the Adviser during the period from April 1, 2005 to September 30, 2005.

In connection with the services provided by AIG Global pursuant to the investment sub-advisory agreement between the Company and AIG Global, the Company pays AIG Global a quarterly fee computed by applying the following annual rates to the Company's average monthly net assets determined on the first business day of each month: 0.80% of assets not exceeding $200 million; .70% of assets exceeding $200 million but less than $400 million; .60% of assets exceeding $400 million but less than $800 million; and .50% of assets exceeding $800 million.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------


3. Advisory Fee, Related Party Transactions and Other (continued)

The Company has retained J.D. Clark & Co. (the "Administrator") to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to $3,000 per fund invested in the Company. For the period from April 1, 2005 to September 30, 2005, the Company incurred $12,000 in expenses related to such administrative services, of which $6,000 was payable as of September 30, 2005.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of September 30, 2005, the Company had investments in twenty-seven Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 1.0% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 20% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from one month to one year from initial investment.

Aggregate purchases and proceeds of interests in Investment Funds for the period from April 1, 2005 to September 30, 2005 are $32,621,520 and $5,421,520,
respectively.

Advance investment in Investment Fund of $10,500,000 represents the amount transferred to an Investment Fund as of September 30, 2005 and relates to an investment to be made effective October 1, 2005 pursuant to the Investment Fund's offering memorandum or limited partnership agreement.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

6. Bank Note- Line of Credit Facility

On May 2, 2005 the Company entered into a $25,000,000 revolving line of credit note facility with a U.S. financial institution that is collateralized by the Company's cash and investments. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also included a provision for a facility fee of 0.375% per annum on the unused portion. For the period May 2, 2005 to September 30, 2005, the Company's interest expense and facility fee associated with the bank note was $42,547. As of September 30, 2005 the Company did not have any revolving note balance outstanding.

7. Financial Highlights

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:


                                                                      For the
                                      For the                       period from
                                    period from                       December
                                   April 1, 2005       For the        1, 2003*
                                    to September     year ended      to  March
                                      30, 2005     March 31, 2005     31, 2004
                              --------------------------------------------------
Net assets, end of period           $285,792,060    $251,729,829    $83,029,523
Ratio of net investment loss to
    average members' equity -          (0.56%)         (1.09%)        (0.54%)
     net assets (a)(b)
Ratio of expenses to average            0.56%           1.11%          0.54%
    members' equity - net
    assets (a) (b)
Portfolio turnover                      1.95%           7.07%            -
Total return (c)                        2.73%           5.26%          5.02%

* Commencement of Operations. The ratios and total return are not annualized for the period.
(a)   Ratio doesn't reflect the Company's proportionate share of the net income
      (loss) and expenses, including incentive allocation, of the Investment Funds.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period.
(c) Total return assumes a purchase of an interest in the Company on the first day and a sale of interest on the last day of the period.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

8. Subsequent Events

As of October 1, 2005, the Company has received subscriptions for Interests from Members in the amount of $13,074,289. The Company received $11,950,000 of these Member subscriptions prior to October 1, 2005, which is reflected as Members' Interests received in advance on the Statement of Assets, Liabilities and Members' Equity- Net Assets. The Company also invested $10,500,000 in one new Investment Fund as of October 1, 2005, which is reflected as Advance investment in Investment Fund on the Statement of Assets, Liabilities and Members' Equity - Net Assets.

9. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                           ADVISORY AGREEMENT APPROVAL


           The Investment Advisory Agreement between the Company and the Adviser and the Sub-Advisory Agreement between the Adviser and AIG Global (together, the "Advisory Agreements") each had an initial term of two years. The Fund (together with the Company, the "Funds") is managed by the Adviser, and invests substantially all of its assets in the Company. Each of the Advisory Agreements provides that it may be continued in effect from year to year thereafter subject to approval by: (i) the Board of Managers of the Company (the "Company Board"); or (ii) vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Company, provided that, in either event, the continuance must also be approved by a majority of the Managers who are not "interested persons" of the Company (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of each of the Advisory Agreements for an additional annual period was approved by the Company Board, and by the Independent Managers, at a meeting held in person on June 17, 2005. The Independent Managers were assisted in their review of the proposal to continue the Advisory Agreements by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser and AIG Global.
           In considering this matter, the Company Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by AIG Global and the Adviser; and information relating to the costs and profitability of the Adviser and AIG Global from their relationships with the Funds ("Profitability Analysis"). The Company Board evaluated and considered:
(i) the nature, extent and quality of services provided by the Adviser and AIG Global; (ii) the investment performance of the Funds; (iii) the costs of services provided and the profits realized by the Adviser and AIG Global from their relationships with the Funds; (iv) the extent to which economies of scale in costs of providing services would be realized as the Company grows; and (v) whether the fees payable to the Adviser and AIG Global pursuant to the Advisory Agreements properly reflect these economies of scale for the benefit of investors.
           In considering the nature, extent and quality of services that the Adviser and AIG Global provide to the Company, the Company Board reviewed presentations from Fund management relating to the structure and capabilities of the Adviser and AIG Global, including information concerning the qualifications of key personnel, and technology and operational support, which support the services provided to the Company. The Company Board concluded that the Company benefits from the services provided by the Adviser and AIG Global, and in this regard took note of AIG Global's research and portfolio management capabilities, as well as the Adviser's extensive administrative, accounting and compliance infrastructure and its oversight of AIG Global. The Independent Managers noted their overall satisfaction with the nature, extent and quality of services provided by the Adviser and AIG Global and concluded that the Company was receiving all services required from the Adviser and AIG Global under the Advisory Agreements, and that these services were of high quality.
           The Company Board also considered the investment performance of the Funds and compared the performance of the Funds to that of comparable funds, including other funds managed by the Adviser and AIG Global. The Company Board concluded that this performance compared favorably with the performance of similar registered funds.
           The profitability realized by the Adviser and AIG Global was also considered. The Company Board relied principally on the Profitability Analysis. Representatives of the Adviser stated that neither the Adviser nor AIG Global receives any significant indirect benefits from its relationship with the Funds. After reviewing the information contained in the Profitability Analysis, the Company Board determined that each of the Adviser's and AIG Global's profitability from its relationship with the Funds was not disproportionately large so that it bore no reasonable relationship to the services rendered, and also determined that, given the overall performance of the Funds and superior service levels, the current profitability to the Adviser and AIG Global was not excessive.
           The Company Board also evaluated the fees paid for advisory services, relying on information concerning the fees and expenses of the Funds, which were contained in the materials provided to the Company Board. The Company Board compared those fees and expenses to the advisory fees and expense ratios of other similar registered funds of hedge funds, including another similar registered fund for which the Adviser serves as investment adviser, as well as other funds managed by AIG Global. In this regard, the Independent Managers noted that the fee payable by the Company to the Adviser, the fee payable by the Adviser to AIG Global and the expenses of the Funds are well within the range of those of similar funds. The Independent Managers concluded that the fees payable to the Adviser and AIG Global are reasonable in light of comparative performance and expense and advisory fee information and costs of the services provided.
           With regard to economies of scale, the Company Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Managers concluded that, although the net assets of the Company have grown since its inception, the Company has not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser or AIG Global.
           Based on the information provided to the Company Board, and the considerations and conclusions described above, the Company Board, including each of the Independent Managers, determined that: (i) it is appropriate that the Adviser and AIG Global continue to provide investment advisory services to the Company; (ii) the advisory fee paid by the Company, and the fee paid by the Adviser to AIG Global, for these services are fair and reasonable; and (iii) it is in the best interest of the Company and its Members to continue in effect each of the Advisory Agreements for an additional annual period.




ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the semi-annual report to Members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable for semi-annual reports.


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

Not applicable for semi-annual reports.


ITEM  9.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which Members may recommend nominees to the Registrant's Board of Managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3) Not applicable.

(b) Not applicable.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
             --------------------------------------------------------
By (Signature and Title) /s/ James L. Bailey
                        --------------------------
                        James L. Bailey, Principal Executive Officer
Date December 9, 2005
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
             --------------------------------------------------------
By (Signature and Title) /s/ Robert F. Aufenanger
                        -------------------------
                        Robert F. Aufenanger, Principal Financial Officer Date December 9, 2005
     -----------------